T. ROWE PRICE Emerging Markets Local Currency Bond Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.1%
Corporate Bonds 0.1%
Vaca Muerta, FRN, 6M TSFR + 5.38%, Acquisition Date:
12/1/25, Cost $438, 9.335%, 7/8/30 (USD) (1) 438,000 438
Total Argentina (Cost $438) 438
BENIN 0.2%
Government Bonds 0.2%
Republic of Benin, 7.96%, 2/13/38 (USD)  914,000 898
Total Benin (Cost $866) 898
BRAZIL 10.1%
Government Bonds 10.1%
Brazil Notas do Tesouro Nacional, Series NTNB, Inflation-
Indexed, 6.00%, 5/15/29  11,721,165 2,151
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/27  18,975,000 3,569
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/29  41,851,000 7,452
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/31  111,857,000 18,880
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/33  16,018,000 2,596
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/35  39,209,000 6,164
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/37  12,300,000 1,883
Total Brazil (Cost $42,269) 42,695
CHILE 0.9%
Government Bonds 0.9%
Bonos de la Tesoreria de la Republica en pesos, 5.00%,
10/1/28 (2) 900,000,000 967
Bonos de la Tesoreria de la Republica en pesos, 5.30%,
11/1/37 (2) 295,000,000 310
Bonos de la Tesoreria de la Republica en pesos, 5.80%,
10/1/34 (2) 2,280,000,000 2,501
Total Chile (Cost $3,677) 3,778

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CHINA 3.6%
Convertible Bonds 0.0%
Times China Holdings, Zero Coupon, 3/30/27 (USD) (2) 88,284 1
Times China Holdings, Zero Coupon, 3/30/27 (USD) (2) 385,755 3
4
Corporate Bonds 0.0%
Agile Group Holdings, 5.75%, 1/2/25 (USD) (3)(4) 540,000 25
Times China Holdings, 4.00%, 3/30/29, (4.00% PIK) (USD) (2)
(5) 86,385 3
Times China Holdings, 4.20%, 9/30/32, (4.20% PIK) (USD) (2)
(5) 322,246 10
38
Government Bonds 3.6%
People's Republic of China, Series INBK, 1.57%, 5/15/32  10,600,000 1,529
People's Republic of China, Series INBK, 1.83%, 8/25/35  38,410,000 5,567
People's Republic of China, Series INBK, 1.92%, 7/15/45  17,100,000 2,328
People's Republic of China, Series INBK, 2.15%, 8/25/55  14,050,000 1,966
People's Republic of China, Series INBK, 3.13%, 11/21/29  26,050,000 4,023
15,413
Total China (Cost $15,636) 15,455
COLOMBIA 4.6%
Government Bonds 4.5%
Republic of Colombia, Series B, 6.00%, 4/28/28  2,620,600,000 617
Republic of Colombia, Series B, 6.25%, 7/9/36  2,469,900,000 427
Republic of Colombia, Series B, 7.75%, 9/18/30  21,398,100,000 4,671
Republic of Colombia, Series B, 11.50%, 7/25/46  6,600,000,000 1,592
Republic of Colombia, Series B, 11.75%, 1/24/35  6,461,600,000 1,602
Republic of Colombia, Series B, 12.75%, 11/28/40  9,588,200,000 2,541
Republic of Colombia, Series B, 13.25%, 2/9/33  6,432,500,000 1,725
Republic of Colombia, Series G, 7.00%, 3/26/31  17,077,900,000 3,552
Republic of Colombia, Series UVR, Inflation-Indexed, 2.25%,
4/18/29  9,365,001,030 2,213
18,940

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Private Investment Company 0.1%
Bona Fide Investments Feeder LLC, Acquisition Date: 6/7/23,
Cost $247 (USD) (1)(3) † 415
Bona Fide Investments Holdings III, Acquisition Date: 6/14/24,
Cost $200 (USD) (1)(3) † 250
665
Total Colombia (Cost $18,863) 19,605
COSTA RICA 0.2%
Government Bonds 0.2%
Republic of Costa Rica, 6.001%, 1/16/36 (EUR) (2) 750,000 893
Total Costa Rica (Cost $886) 893
CÔTE D'IVOIRE 0.4%
Government Bonds 0.4%
Republic of Ivory Coast, 6.875%, 4/1/28 (2) 505,000,000 900
Republic of Ivory Coast, 7.625%, 1/30/33 (USD) (2) 790,000 805
Total Côte d'Ivoire (Cost $1,599) 1,705
CZECH REPUBLIC 3.7%
Government Bonds 3.7%
Czech Republic, Series 94, 0.95%, 5/15/30  16,690,000 686
Czech Republic, Series 103, 2.00%, 10/13/33  243,060,000 9,475
Czech Republic, Series 154, 4.50%, 11/11/32  115,670,000 5,395
Total Czech Republic (Cost $15,991) 15,556
DOMINICAN REPUBLIC 0.2%
Government Bonds 0.2%
Dominican Republic, 10.75%, 6/1/36 (2) 44,800,000 779
Total Dominican Republic (Cost $753) 779
EGYPT 0.2%
Government Bonds 0.2%
Arab Republic of Egypt Treasury Bills, Series 364D, 23.476%,
5/5/26  15,000,000 269

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Arab Republic of Egypt Treasury Bills, Series 364D, 26.037%,
4/21/26  33,000,000 597
Total Egypt (Cost $991) 866
HUNGARY 3.9%
Government Bonds 3.9%
Republic of Hungary, Series 28/B, 4.50%, 3/23/28  3,085,500,000 8,848
Republic of Hungary, Series 32/A, 4.75%, 11/24/32  1,834,000,000 4,820
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  1,217,230,000 2,689
Total Hungary (Cost $16,152) 16,357
INDIA 4.6%
Government Bonds 4.6%
Republic of India, 6.33%, 5/5/35  190,290,000 1,929
Republic of India, 6.67%, 12/17/50  340,960,000 3,208
Republic of India, 7.09%, 8/5/54  319,990,000 3,139
Republic of India, 7.18%, 7/24/37  308,760,000 3,256
Republic of India, 7.26%, 2/6/33  695,290,000 7,438
Republic of India, 7.36%, 9/12/52  76,570,000 778
Total India (Cost $22,260) 19,748
INDONESIA 10.0%
Government Bonds 10.0%
Republic of Indonesia, Series FR65, 6.625%, 5/15/33  120,446,000,000 7,028
Republic of Indonesia, Series FR72, 8.25%, 5/15/36  56,135,000,000 3,620
Republic of Indonesia, Series FR73, 8.75%, 5/15/31  46,007,000,000 2,984
Republic of Indonesia, Series FR82, 7.00%, 9/15/30  95,070,000,000 5,694
Republic of Indonesia, Series FR83, 7.50%, 4/15/40  120,938,000,000 7,431
Republic of Indonesia, Series FR90, 5.125%, 4/15/27  48,195,000,000 2,819
Republic of Indonesia, Series FR91, 6.375%, 4/15/32  152,668,000,000 8,850
Republic of Indonesia, Series 100, 6.625%, 2/15/34  67,792,000,000 3,942
Total Indonesia (Cost $44,998) 42,368
MALAYSIA 7.0%
Government Bonds 7.0%
Government of Malaysia, Series 0120, 4.065%, 6/15/50  11,339,000 2,790
Government of Malaysia, Series 0125, 3.336%, 5/15/30  23,195,000 5,728
Government of Malaysia, Series 0225, 3.476%, 7/2/35  11,712,000 2,865

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government of Malaysia, Series 0310, 4.498%, 4/15/30  13,100,000 3,377
Government of Malaysia, Series 0318, 4.642%, 11/7/33  10,283,000 2,714
Government of Malaysia, Series 0325, 3.917%, 7/15/55  506,000 121
Government of Malaysia, Series 0417, 3.899%, 11/16/27  8,664,000 2,167
Government of Malaysia, Series 0519, 3.757%, 5/22/40  16,345,000 3,952
Government of Malaysia, Series 0713, 4.935%, 9/30/43  21,443,000 5,941
Total Malaysia (Cost $28,673) 29,655
MEXICO 11.2%
Government Bonds 11.2%
Petroleos Mexicanos, Series 14-2, 7.47%, 11/12/26  12,010,000 668
United Mexican States, Series M, 7.50%, 5/26/33  79,150,000 4,055
United Mexican States, Series M, 7.75%, 5/29/31  56,892,000 3,028
United Mexican States, Series M, 7.75%, 11/23/34  101,605,000 5,190
United Mexican States, Series M, 8.00%, 2/21/36  58,700,000 3,006
United Mexican States, Series M, 8.00%, 7/31/53  62,696,000 2,901
United Mexican States, Series M, 8.00%, 4/29/55  37,725,000 1,740
United Mexican States, Series M, 8.50%, 2/28/30  289,746,000 16,066
United Mexican States, Series M, 8.50%, 11/18/38  121,997,000 6,268
United Mexican States, Series S, Inflation-Indexed, 2.75%,
11/27/31  52,732,206 2,633
United Mexican States, Series S, Inflation-Indexed, 4.00%,
8/30/29  38,758,171 2,126
Total Mexico (Cost $46,184) 47,681
NIGERIA 0.8%
Government Bonds 0.8%
Federal Republic of Nigeria OMO Bill, Series 188D, 21.402%,
5/26/26  925,000,000 648
Federal Republic of Nigeria OMO Bill, Series 193D, 23.017%,
4/28/26  1,440,000,000 1,023
Federal Republic of Nigeria OMO Bill, Series 196D, 20.872%,
5/5/26  1,573,000,000 1,116
Federal Republic of Nigeria OMO Bill, Series 252D, 20.567%,
6/30/26  297,395,000 205
Federal Republic of Nigeria OMO Bill, Series 364D, 21.051%,
6/2/26  632,000,000 441
Total Nigeria (Cost $3,348) 3,433

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
PERU 2.7%
Government Bonds 2.7%
Republic of Peru, 6.15%, 8/12/32  16,322,000 4,905
Republic of Peru, 6.85%, 8/12/35 (2) 12,060,000 3,539
Republic of Peru, 6.90%, 8/12/37  10,307,000 2,945
Total Peru (Cost $11,448) 11,389
PHILIPPINES 1.4%
Government Bonds 1.4%
Republic of Philippines, Series 0770, 6.375%, 7/27/30  144,010,000 2,354
Republic of Philippines, Series 1072, 6.25%, 1/25/34  216,030,000 3,445
Total Philippines (Cost $6,356) 5,799
POLAND 4.9%
Government Bonds 4.9%
Republic of Poland, Series CPI, Inflation-Indexed, 2.00%,
8/25/36  3,649,508 884
Republic of Poland, Series 0429, 5.75%, 4/25/29  8,245,000 2,275
Republic of Poland, Series 0432, 1.75%, 4/25/32  18,736,000 4,105
Republic of Poland, Series 0728, 7.50%, 7/25/28  7,108,000 2,032
Republic of Poland, Series 0729, 4.75%, 7/25/29  9,000,000 2,411
Republic of Poland, Series 1029, 2.75%, 10/25/29  15,304,000 3,831
Republic of Poland, Series 1035, 5.00%, 10/25/35  20,594,000 5,205
Total Poland (Cost $20,985) 20,743
ROMANIA 4.7%
Government Bonds 4.7%
Republic of Romania, 5.375%, 6/7/33 (EUR) (2) 1,162,000 1,309
Republic of Romania, 5.375%, 6/7/33 (EUR)  440,000 496
Republic of Romania, Series 10Y, 5.00%, 2/12/29  42,205,000 9,137
Republic of Romania, Series 11Y, 6.75%, 4/25/35  16,700,000 3,707
Republic of Romania, Series 11Y, 7.10%, 7/31/34  17,010,000 3,834
Republic of Romania, Series 5Y, 4.25%, 4/28/36  2,695,000 488
Republic of Romania, Series 5Y, 6.30%, 4/25/29  5,055,000 1,129
Total Romania (Cost $20,099) 20,100

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SOUTH AFRICA 7.6%
Government Bonds 7.6%
Republic of South Africa, Series R213, 7.00%, 2/28/31  18,129,000 1,004
Republic of South Africa, Series 2030, 8.00%, 1/31/30  50,229,000 2,936
Republic of South Africa, Series 2032, 8.25%, 3/31/32  64,214,000 3,706
Republic of South Africa, Series 2035, 8.875%, 2/28/35  119,638,000 6,949
Republic of South Africa, Series 2044, 8.75%, 1/31/44  208,416,000 11,188
Republic of South Africa, Series 2048, 8.75%, 2/28/48  118,260,000 6,323
Total South Africa (Cost $30,030) 32,106
SRI LANKA 0.2%
Government Bonds 0.2%
Republic of Sri Lanka, 0.00%, 3/15/36  10,233,412 26
Republic of Sri Lanka, 0.00%, 9/15/37  10,233,412 25
Republic of Sri Lanka, 0.00%, 9/15/38  10,233,412 25
Republic of Sri Lanka, 0.00%, 9/15/39  10,233,412 25
Republic of Sri Lanka, 0.00%, 9/15/40  10,233,412 25
Republic of Sri Lanka, 0.00%, 9/15/41  10,233,412 25
Republic of Sri Lanka, 0.00%, 9/15/42  10,233,412 25
Republic of Sri Lanka, 0.00%, 9/15/43  10,233,412 24
Republic of Sri Lanka, 4.00%, 4/15/28 (USD) (2) 324,690 309
Republic of Sri Lanka, STEP, 1.50%, 6/15/38 (USD) (2) 592,200 389
Total Sri Lanka (Cost $720) 898
SUPRANATIONAL 1.5%
Corporate Bonds 0.1%
International Bank for Reconstruction & Development, 6.50%,
4/17/30 (INR)  74,100,000 747
747
Government Bonds 1.4%
Asian Infrastructure Investment Bank, 7.00%, 3/1/29 (INR)  97,000,000 998
European Bank for Reconstruction & Development, 6.50%,
10/3/36 (INR)  113,800,000 1,087
European Bank for Reconstruction & Development, 6.75%,
1/13/32 (INR)  75,200,000 754
Inter-American Development Bank, 7.35%, 10/6/30 (INR)  195,000,000 2,016

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
International Bank for Reconstruction & Development, 6.89%,
2/6/30 (INR)  97,000,000 988
5,843
Total Supranational (Cost $7,634) 6,590
TANZANIA 0.2%
Convertible Bonds 0.2%
HTA Group, 2.875%, 3/18/27 (USD)  800,000 829
Total Tanzania (Cost $753) 829
THAILAND 4.8%
Government Bonds 4.8%
Kingdom of Thailand, 1.585%, 12/17/35  167,649,000 4,807
Kingdom of Thailand, 2.00%, 12/17/31  63,457,000 1,946
Kingdom of Thailand, 2.00%, 6/17/42  110,515,000 2,912
Kingdom of Thailand, 2.40%, 3/17/29  45,000,000 1,399
Kingdom of Thailand, 3.40%, 6/17/36  28,213,000 946
Kingdom of Thailand, 3.45%, 6/17/43  27,709,000 869
Kingdom of Thailand, 3.65%, 6/20/31  10,867,000 360
Kingdom of Thailand, 3.775%, 6/25/32  122,119,000 4,101
Kingdom of Thailand, Series ILB, Inflation-Indexed, 1.25%,
3/12/28  98,652,492 2,997
Total Thailand (Cost $20,619) 20,337
TÜRKIYE 1.4%
Corporate Bonds 0.4%
Turkiye Is Bankasi, Series 182, Zero Coupon, 8/24/26  88,050,000 1,664
1,664
Government Bonds 1.0%
Republic of Türkiye, Series 10Y, 26.20%, 10/5/33  216,095,000 4,124
4,124
Total Türkiye (Cost $6,977) 5,788

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 0.7%
Corporate Bonds 0.7%
Standard Chartered Bank, Series emtN, CLN (Reference:
Republic of Indonesia), 9.00%, 3/20/29 (IDR) (2) 46,100,000,000 2,903
Total United Kingdom (Cost $3,502) 2,903
UNITED STATES 1.1%
Convertible Bonds 0.1%
Goldman Sachs Finance Corp. International, Series 700, Zero
Coupon, 3/15/27  500,000 667
667
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 1.0%
U.S. Treasury Inflation-Indexed Notes, 1.875%, 1/15/36  4,274,185 4,223
4,223
Total United States (Cost $4,896) 4,890
URUGUAY 0.2%
Government Bonds 0.2%
Republic of Uruguay, 9.75%, 7/20/33  29,294,000 800
Total Uruguay (Cost $786) 800
UZBEKISTAN 0.4%
Corporate Bonds 0.1%
Ipoteka-Bank ATIB, 17.50%, 10/9/28  6,400,000,000 540
540
Government Bonds 0.3%
National Bank of Uzbekistan, 8.50%, 7/5/29 (USD)  1,090,000 1,154
1,154
Total Uzbekistan (Cost $1,618) 1,694

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 4.3%
Money Market Funds 4.3%
T. Rowe Price Government Reserve Fund, 3.71% (6)(7) 18,276,162 18,276
Total Short-Term Investments (Cost $18,276) 18,276
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
EUR / HUF,
Put, 5/28/26
@ HUF384.00
(EUR) (3) 1 4,600 100
Total Options Purchased (Cost $80) 100
Total Investments in Securities  97.8%
(Cost $418,363) $ 415,152
Other Assets Less Liabilities 2.2% 9,310
Net Assets 100.0% $ 424,462
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $1,103 and represents 0.3% of net assets.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $15,621 and represents 3.7% of net assets.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

.
.
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.
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.
.
.
.
.
(3) Non-income producing
(4) Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Seven-day yield
(7) Affiliated Companies
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
AUD Australian Dollar
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CAD Canadian Dollar
CHF Swiss Franc
CLN Credit-Linked Note
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
FRN Floating Rate Note
HKD Hong Kong Dollar
HUF Hungarian Forint
ICP Chilean Average Chamber Index
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
OTC Over-the-counter
PEN Peruvian New Sol
PHP Philippines Peso
PIK Payment-in-kind
PLN Polish Zloty
RON New Romanian Leu
RSD Serbian Dinar

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

.
.
.
.
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.
.
.
.
.
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
TRY Turkish Lira
USD U.S. Dollar
ZAR South African Rand

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
SWAPS (0.1)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Interest Rate Swaps (0.0)%
China (0.0)%
BNP Paribas, 7 Year Interest Rate Swap,
Receive Fixed 1.613% Quarterly, Pay
Variable 1.49%, (7 Day Interbank Repo)
Quarterly, 3/26/32 10,095 (2) — (2)
Total China — (2)
Total Bilateral Interest Rate Swaps — (2)
Total Bilateral Swaps — (2)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.1)%
Credit Default Swaps, Protection Bought 0.0%
Supranational 0.0%
Protection Bought (Relevant Credit:
Markit CDX.EM-S42, 5 Year Index), Pay
1.00% Quarterly, Receive upon credit
default, 12/20/29 (USD) 1,650 11 51 (40)
Protection Bought (Relevant Credit:
Markit CDX.EM-S43, 5 Year Index), Pay
1.00% Quarterly, Receive upon credit
default, 6/20/30 (USD) 2,760 35 123 (88)
Total Supranational (128)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (128)
Interest Rate Swaps (0.1)%
Brazil (0.0)%
2 Year Interest Rate Swap, Receive
Fixed 12.473% at Maturity, Pay Variable
14.650% (BRL CDI) at Maturity, 1/3/28 26,958 (89) — (89)
Total Brazil (89)
Chile 0.0%
2 Year Interest Rate Swap, Pay Fixed
4.651% Semi-Annually, Receive Variable
3.942% (ICP) Semi-Annually, 3/16/28 1,000,000 5 — 5

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
2 Year Interest Rate Swap, Pay Fixed
4.871% Semi-Annually, Receive Variable
4.183% (ICP) Semi-Annually, 3/18/28 1,000,000 1 — 1
Total Chile 6
China (0.1)%
5 Year Interest Rate Swap, Receive
Fixed 1.435% Quarterly, Pay Variable
1.520% (7 Day Interbank Repo)
Quarterly, 12/19/29 7,400 (5) — (5)
5 Year Interest Rate Swap, Receive
Fixed 1.595% Quarterly, Pay Variable
1.490% (7 Day Interbank Repo)
Quarterly, 4/2/30 7,000 1 — 1
5 Year Interest Rate Swap, Receive
Fixed 1.625% Quarterly, Pay Variable
1.510% (7 Day Interbank Repo)
Quarterly, 9/9/30 29,100 8 — 8
5 Year Interest Rate Swap, Receive
Fixed 1.625% Quarterly, Pay Variable
1.512% (7 Day Interbank Repo)
Quarterly, 12/5/30 18,500 4 — 4
Total China 8
India (0.1)%
4 Year Interest Rate Swap, Receive
Fixed 5.920% Semi-Annually, Pay
Variable 6.980% (1 Day INR MIBOR)
Semi-Annually, 2/20/30 195,335 (52) — (52)
6 Year Interest Rate Swap, Receive
Fixed 6.695% Semi-Annually, Pay
Variable 6.980% (1 Day INR MIBOR)
Semi-Annually, 3/30/32 148,000 (12) — (12)
5 Year Interest Rate Swap, Receive
Fixed 6.053% Semi-Annually, Pay
Variable 6.980% (1 Day INR MIBOR)
Semi-Annually, 2/4/30 127,929 (28) — (28)
5 Year Interest Rate Swap, Receive
Fixed 6.067% Semi-Annually, Pay
Variable 6.980% (1 Day INR MIBOR)
Semi-Annually, 9/3/29 71,500 (13) — (13)
5 Year Interest Rate Swap, Receive
Fixed 6.109% Semi-Annually, Pay
Variable 6.980% (1 Day INR MIBOR)
Semi-Annually, 3/6/31 46,971 (13) — (13)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Receive
Fixed 6.227% Semi-Annually, Pay
Variable 6.980% (1 Day INR MIBOR)
Semi-Annually, 1/7/30 210,000 (32) — (32)
5 Year Interest Rate Swap, Receive
Fixed 6.293% Semi-Annually, Pay
Variable 6.980% (1 Day INR MIBOR)
Semi-Annually, 11/5/29 166,000 (20) — (20)
7 Year Interest Rate Swap, Receive
Fixed 5.745% Semi-Annually, Pay
Variable 6.980% (1 Day INR MIBOR)
Semi-Annually, 10/6/32 100,300 (61) — (61)
7 Year Interest Rate Swap, Receive
Fixed 5.787% Semi-Annually, Pay
Variable 6.980% (1 Day INR MIBOR)
Semi-Annually, 7/1/32 63,000 (35) — (35)
7 Year Interest Rate Swap, Receive
Fixed 5.818% Semi-Annually, Pay
Variable 6.980% (1 Day INR MIBOR)
Semi-Annually, 9/29/32 156,200 (89) — (89)
7 Year Interest Rate Swap, Receive
Fixed 6.264% Semi-Annually, Pay
Variable 6.980% (1 Day INR MIBOR)
Semi-Annually, 3/6/33 78,419 (28) — (28)
7 Year Interest Rate Swap, Receive
Fixed 6.350% Semi-Annually, Pay
Variable 6.980% (1 Day INR MIBOR)
Semi-Annually, 6/20/31 114,500 (23) — (23)
10 Year Interest Rate Swap, Receive
Fixed 6.111% Semi-Annually, Pay
Variable 6.980% (1 Day INR MIBOR)
Semi-Annually, 2/5/35 159,923 (93) — (93)
10 Year Interest Rate Swap, Receive
Fixed 6.331% Semi-Annually, Pay
Variable 6.980% (1 Day INR MIBOR)
Semi-Annually, 11/6/34 95,500 (40) — (40)
Total India (539)
Mexico 0.1%
5 Year Interest Rate Swap, Receive
Fixed 8.850% 28 Days, Pay Variable
6.970% (MXIBTIIE) 28 Days, 11/15/29 76,812 121 — 121

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
9.045% 28 Days, Receive Variable
6.980% (MXIBTIIE) 28 Days, 1/24/35 57,130 (131) — (131)
Total Mexico (10)
Poland 0.0%
4 Year Interest Rate Swap, Receive
Fixed 5.080% Annually, Pay Variable
4.210% (6M PLN WIBOR) Semi-
Annually, 5/9/28 6,915 79 — 79
5 Year Interest Rate Swap, Pay Fixed
4.255% Annually, Receive Variable
3.850% (6M PLN WIBOR) Semi-
Annually, 6/11/30 1,724 (5) — (5)
5 Year Interest Rate Swap, Pay Fixed
4.320% Annually, Receive Variable
3.850% (6M PLN WIBOR) Semi-
Annually, 6/12/30 5,171 (20) — (20)
7 Year Interest Rate Swap, Pay Fixed
4.333% Annually, Receive Variable
3.890% (6M PLN WIBOR) Semi-
Annually, 9/29/32 3,764 (4) — (4)
Total Poland 50
Total Centrally Cleared Interest Rate Swaps (574)
Zero-Coupon Inflation Swaps (0.0)%
United States (0.0)%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.427% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/4/31 4,325 19 — 19
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.660% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/23/31 3,250 (20) — (20)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.504% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/20/36 2,150 (15) — (15)
Total United States (16)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (16)
Total Centrally Cleared Swaps (718)
Net payments (receipts) of variation margin to date 648
Variation margin receivable (payable) on centrally cleared swaps $ (70)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/10/26 IDR 31,410,151 USD 1,859 $ (10)
Bank of America 4/16/26 USD 1,215 TRY 55,241 (2)
Bank of America 4/17/26 HUF 746,271 USD 2,256 (15)
Bank of America 4/17/26 MXN 99,505 USD 5,601 (57)
Bank of America 4/17/26 RON 9,991 USD 2,276 (13)
Bank of America 4/17/26 USD 404 HUF 131,349 9
Bank of America 4/17/26 USD 4,236 HUF 1,435,822 (76)
Bank of America 4/17/26 USD 181 ZAR 2,997 4
Bank of America 4/17/26 ZAR 8,470 USD 527 (27)
Bank of America 5/8/26 CLP 1,072,017 USD 1,205 (47)
Bank of America 5/15/26 PLN 7,718 USD 2,077 2
Bank of America 5/15/26 PLN 6,103 USD 1,672 (28)
Bank of America 5/22/26 EUR 3,897 USD 4,487 29
Bank of America 5/22/26 USD 4,195 EUR 3,647 (30)
Bank of America 6/2/26 BRL 8,420 USD 1,607 (3)
Bank of America 6/5/26 COP 867,756 USD 226 7
Bank of America 6/5/26 MYR 56,113 USD 14,320 (434)
Bank of America 6/5/26 USD 3,375 MYR 13,400 59
Bank of America 6/5/26 USD 6,012 PHP 350,363 256
Bank of America 6/5/26 USD 2,043 THB 67,007 1
Barclays Bank 4/10/26 IDR 16,573,641 USD 986 (10)
Barclays Bank 4/10/26 USD 777 IDR 13,184,838 1
Barclays Bank 4/16/26 TRY 137,945 USD 3,018 19
Barclays Bank 4/24/26 JPY 315,201 USD 2,004 (14)
Barclays Bank 6/5/26 COP 3,208,067 USD 832 28
BNP Paribas 4/10/26 IDR 1,272,934 USD 76 (1)
BNP Paribas 4/10/26 USD 1,730 IDR 29,060,788 19
BNP Paribas 4/10/26 USD 2,124 KRW 3,205,564 18
BNP Paribas 4/17/26 CZK 3,617 USD 176 (6)
BNP Paribas 4/17/26 HUF 71,736 USD 224 (9)
BNP Paribas 4/17/26 MXN 41,723 USD 2,323 2
BNP Paribas 4/17/26 RSD 25,772 USD 259 (6)
BNP Paribas 4/17/26 USD 4,185 HUF 1,358,540 105
BNP Paribas 4/17/26 USD 352 MXN 6,079 13
BNP Paribas 4/17/26 USD 1,332 ZAR 21,884 40
BNP Paribas 4/17/26 USD 2,006 ZAR 34,301 (19)
BNP Paribas 4/24/26 JPY 18,648 USD 120 (2)
BNP Paribas 4/24/26 USD 2,278 CAD 3,102 46
BNP Paribas 4/24/26 USD 209 CHF 160 9
BNP Paribas 5/15/26 PLN 3,702 USD 1,036 (39)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 5/22/26 USD 4,281 EUR 3,601 $ 108
BNP Paribas 6/5/26 THB 5,307 USD 172 (10)
BNP Paribas 6/5/26 USD 2,136 MYR 8,545 22
BNP Paribas 6/12/26 CNH 29,137 USD 4,249 2
BNP Paribas 7/10/26 USD 2,013 IDR 34,244,911 2
BNY Mellon 6/12/26 USD 2,579 CNH 17,712 (6)
Canadian Imperial Bank
of Commerce 4/17/26 CZK 59,972 USD 2,892 (67)
Canadian Imperial Bank
of Commerce 4/17/26 USD 2,139 ZAR 36,452 (12)
Canadian Imperial Bank
of Commerce 4/24/26 USD 214 CHF 163 9
Citibank 4/10/26 IDR 3,935,870 USD 233 (1)
Citibank 4/10/26 NGN 1,194,944 USD 765 93
Citibank 4/10/26 USD 1,024 IDR 17,351,421 3
Citibank 4/15/26 EGP 9,845 USD 202 (25)
Citibank 4/16/26 USD 3,403 TRY 155,658 (24)
Citibank 4/17/26 RON 993 USD 231 (6)
Citibank 4/17/26 RSD 101,924 USD 1,025 (23)
Citibank 4/17/26 USD 3,604 HUF 1,146,048 162
Citibank 4/17/26 USD 3,218 MXN 56,084 93
Citibank 4/17/26 USD 853 RON 3,733 7
Citibank 4/17/26 USD 574 ZAR 9,249 28
Citibank 4/24/26 JPY 161,706 USD 1,064 (43)
Citibank 4/24/26 USD 6,466 AUD 9,225 103
Citibank 4/24/26 USD 7,944 CHF 6,298 46
Citibank 6/2/26 USD 1,660 BRL 8,708 2
Citibank 6/2/26 USD 2,164 BRL 11,371 (2)
Citibank 6/5/26 COP 5,826,277 USD 1,546 15
Citibank 6/5/26 THB 108,527 USD 3,343 (35)
Citibank 6/5/26 USD 4,257 THB 135,584 124
Citibank 7/10/26 USD 127 IDR 2,164,744 —
Citibank 7/15/26 EGP 100,092 USD 1,987 (271)
Deutsche Bank 4/10/26 IDR 36,752,146 USD 2,187 (24)
Deutsche Bank 4/10/26 INR 276,022 USD 3,011 (95)
Deutsche Bank 4/10/26 USD 1,179 IDR 19,843,949 11
Deutsche Bank 4/10/26 USD 1,154 INR 105,301 41
Deutsche Bank 4/24/26 AUD 4,617 USD 3,169 15
Deutsche Bank 4/24/26 CAD 2,824 USD 2,072 (39)
Deutsche Bank 4/24/26 JPY 67,489 USD 444 (18)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Deutsche Bank 6/2/26 USD 1,045 BRL 5,533 $ (8)
Deutsche Bank 6/5/26 MYR 19,081 USD 4,865 (143)
Goldman Sachs 4/10/26 IDR 1,207,236 USD 71 —
Goldman Sachs 4/10/26 USD 1,978 KRW 2,964,365 31
Goldman Sachs 4/17/26 CZK 6,807 USD 335 (14)
Goldman Sachs 4/17/26 HUF 806,769 USD 2,442 (19)
Goldman Sachs 4/17/26 RON 1,984 USD 458 (8)
Goldman Sachs 4/17/26 USD 428 CZK 8,874 10
Goldman Sachs 4/17/26 USD 2,189 MXN 38,620 37
Goldman Sachs 4/17/26 USD 2,138 RON 9,296 32
Goldman Sachs 4/17/26 USD 508 RON 2,253 (2)
Goldman Sachs 5/8/26 CLP 4,121,368 USD 4,514 (62)
Goldman Sachs 5/15/26 PLN 1,815 USD 508 (19)
Goldman Sachs 6/2/26 BRL 3,207 USD 602 9
Goldman Sachs 6/5/26 THB 320,899 USD 10,388 (606)
Goldman Sachs 6/5/26 USD 969 COP 3,758,593 (38)
Goldman Sachs 7/10/26 USD 71 IDR 1,207,236 —
HSBC Bank 4/10/26 INR 191,591 USD 2,073 (49)
HSBC Bank 4/10/26 NGN 1,667,541 USD 1,115 82
HSBC Bank 4/10/26 USD 233 INR 21,169 9
HSBC Bank 4/16/26 USD 233 TRY 10,560 1
HSBC Bank 4/17/26 CZK 61,471 USD 2,922 (26)
HSBC Bank 4/17/26 USD 2,020 MXN 35,925 18
HSBC Bank 4/17/26 USD 1,710 ZAR 28,492 28
HSBC Bank 4/24/26 JPY 302,841 USD 1,929 (17)
HSBC Bank 5/15/26 USD 7,050 PLN 26,123 13
HSBC Bank 6/5/26 THB 44,964 USD 1,431 (60)
JPMorgan Chase 4/2/26 HKD 2,760 USD 353 (1)
JPMorgan Chase 4/2/26 USD 353 HKD 2,760 1
JPMorgan Chase 4/10/26 IDR 49,945,598 USD 2,960 (20)
JPMorgan Chase 4/10/26 INR 329,208 USD 3,598 (119)
JPMorgan Chase 4/10/26 KRW 6,169,929 USD 4,302 (249)
JPMorgan Chase 4/10/26 PEN 9,196 USD 2,689 (48)
JPMorgan Chase 4/10/26 USD 1,455 IDR 24,554,929 9
JPMorgan Chase 4/10/26 USD 5,204 INR 477,721 157
JPMorgan Chase 4/16/26 TRY 8,767 USD 192 1
JPMorgan Chase 4/17/26 CZK 5,426 USD 260 (5)
JPMorgan Chase 4/17/26 HUF 138,848 USD 413 4
JPMorgan Chase 4/17/26 MXN 35,853 USD 2,024 (27)
JPMorgan Chase 4/17/26 RON 2,977 USD 688 (13)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 4/17/26 USD 1,134 CZK 23,184 $ 42
JPMorgan Chase 4/17/26 USD 393 HUF 125,715 15
JPMorgan Chase 4/17/26 USD 469 HUF 157,599 (4)
JPMorgan Chase 4/17/26 USD 5,747 MXN 100,995 120
JPMorgan Chase 4/17/26 USD 6,144 MXN 111,195 (51)
JPMorgan Chase 4/17/26 USD 1,959 RON 8,577 16
JPMorgan Chase 4/17/26 USD 2,846 ZAR 45,888 138
JPMorgan Chase 4/17/26 ZAR 19,647 USD 1,199 (39)
JPMorgan Chase 4/24/26 USD 2,206 JPY 351,361 (13)
JPMorgan Chase 5/8/26 USD 319 CLP 276,483 20
JPMorgan Chase 6/2/26 BRL 830 USD 157 2
JPMorgan Chase 6/2/26 USD 467 BRL 2,489 (6)
JPMorgan Chase 6/5/26 THB 22,776 USD 738 (44)
JPMorgan Chase 6/5/26 USD 1,541 MYR 6,090 34
JPMorgan Chase 6/5/26 USD 342 PHP 20,479 6
JPMorgan Chase 6/5/26 USD 803 THB 25,040 40
JPMorgan Chase 7/10/26 USD 4,948 IDR 84,264,808 —
Morgan Stanley 4/17/26 MXN 10,709 USD 594 3
Morgan Stanley 4/17/26 USD 1,191 CZK 24,539 35
Morgan Stanley 4/17/26 USD 1,318 ZAR 21,683 38
Morgan Stanley 5/22/26 USD 3,860 EUR 3,245 100
Nomura Securities
International 4/24/26 JPY 246,411 USD 1,622 (66)
Nomura Securities
International 6/12/26 USD 1,203 CNH 8,250 (1)
RBC Dominion
Securities 4/10/26 IDR 7,146,754 USD 425 (5)
RBC Dominion
Securities 4/10/26 INR 63,520 USD 693 (22)
RBC Dominion
Securities 4/10/26 USD 825 IDR 13,889,838 7
RBC Dominion
Securities 4/10/26 USD 273 PEN 916 10
RBC Dominion
Securities 4/17/26 ZAR 6,628 USD 412 (21)
RBC Dominion
Securities 4/24/26 JPY 32,669 USD 212 (5)
RBC Dominion
Securities 4/24/26 USD 4,025 CAD 5,541 38
RBC Dominion
Securities 5/8/26 CLP 2,529,713 USD 2,924 (191)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
RBC Dominion
Securities 5/15/26 PLN 1,276 USD 360 $ (16)
RBC Dominion
Securities 5/22/26 EUR 3,539 USD 4,137 (36)
RBC Dominion
Securities 6/5/26 USD 1,436 COP 5,513,031 (41)
RBC Dominion
Securities 7/10/26 USD 120 IDR 2,031,834 1
Societe Generale 4/17/26 ZAR 8,631 USD 537 (27)
Societe Generale 5/8/26 CLP 730,918 USD 846 (56)
Societe Generale 6/2/26 BRL 9,497 USD 1,765 43
Standard Chartered 4/10/26 IDR 1,607,007 USD 95 (1)
Standard Chartered 4/10/26 USD 2,542 INR 230,504 106
Standard Chartered 4/10/26 USD 344 PEN 1,158 12
Standard Chartered 4/17/26 CZK 5,253 USD 256 (8)
Standard Chartered 4/17/26 MXN 10,696 USD 619 (23)
Standard Chartered 5/15/26 USD 305 PLN 1,137 (1)
Standard Chartered 6/2/26 USD 1,848 BRL 9,967 (50)
Standard Chartered 6/5/26 USD 127 MYR 500 3
Standard Chartered 6/12/26 CNH 165,781 USD 24,137 55
State Street 4/17/26 USD 778 CZK 16,209 14
State Street 5/22/26 EUR 3,670 USD 4,224 28
Toronto-Dominion Bank 4/17/26 CZK 6,837 USD 336 (14)
Toronto-Dominion Bank 4/17/26 MXN 7,104 USD 394 2
Toronto-Dominion Bank 4/17/26 USD 735 CZK 15,106 23
Toronto-Dominion Bank 4/24/26 JPY 24,606 USD 160 (4)
Toronto-Dominion Bank 5/15/26 PLN 12,672 USD 3,497 (84)
Toronto-Dominion Bank 6/5/26 USD 2,230 COP 8,369,383 (13)
UBS Investment Bank 4/10/26 INR 1,151,852 USD 12,683 (512)
UBS Investment Bank 4/16/26 TRY 32,118 USD 703 4
UBS Investment Bank 4/17/26 CZK 26,039 USD 1,240 (14)
UBS Investment Bank 4/17/26 HUF 171,229 USD 511 3
UBS Investment Bank 4/17/26 MXN 36,938 USD 2,077 (19)
UBS Investment Bank 4/17/26 RON 4,094 USD 932 (4)
UBS Investment Bank 4/17/26 ZAR 28,449 USD 1,704 (25)
UBS Investment Bank 4/24/26 JPY 44,256 USD 282 (2)
UBS Investment Bank 4/24/26 USD 177 CAD 242 3
UBS Investment Bank 4/24/26 USD 332 CHF 258 8
UBS Investment Bank 5/15/26 PLN 54,293 USD 15,281 (658)
UBS Investment Bank 5/15/26 USD 2,684 PLN 9,928 10

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 5/22/26 USD 4,470 EUR 3,855 $ 4
UBS Investment Bank 6/2/26 BRL 17,310 USD 3,257 39
UBS Investment Bank 6/2/26 USD 7,880 BRL 41,907 (100)
UBS Investment Bank 6/5/26 COP 2,125,842 USD 552 18
UBS Investment Bank 6/5/26 USD 619 THB 19,561 23
UBS Investment Bank 6/12/26 CNH 14,580 USD 2,119 8
Wells Fargo 4/10/26 INR 188,632 USD 2,081 (88)
Wells Fargo 4/10/26 PEN 7,289 USD 2,123 (30)
Wells Fargo 4/10/26 USD 1,892 IDR 31,965,574 10
Wells Fargo 4/10/26 USD 3,137 PEN 10,575 100
Wells Fargo 4/10/26 USD 1,102 PEN 3,836 —
Wells Fargo 4/16/26 TRY 46,302 USD 1,008 11
Wells Fargo 4/17/26 MXN 4,586 USD 263 (8)
Wells Fargo 4/17/26 ZAR 7,279 USD 449 (19)
Wells Fargo 6/5/26 PHP 15,413 USD 253 —
Wells Fargo 6/5/26 USD 1,505 COP 5,747,648 (35)
Wells Fargo 7/10/26 PEN 3,836 USD 1,096 —
Net unrealized gain (loss) on open forward
currency exchange contracts $ (2,271)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 52 Euro BUND contracts 6/26 (7,536) $ (10)
Short, 15 U.S. Treasury Long Bond contracts 6/26 (1,708) —
Short, 3 Ultra U.S. Treasury Bonds contracts 6/26 (350) 12
Short, 40 Ultra U.S. Treasury Notes ten year
contracts 6/26 (4,541) 1
Net payments (receipts) of variation margin to date (32)
Variation margin receivable (payable) on open futures contracts $ (29)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.71% $ —# $ — $ 136+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Government
Reserve Fund, 3.71% $ 23,075  ¤  ¤ $ 18,276^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $136 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $18,276.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets
Local Currency Bond Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 396,111 $ — $ 396,111
Private Investment Company
2
— — — 665
Short-Term Investments 18,276 — — 18,276
Options Purchased — 100 — 100
Total Securities 18,276 396,211 — 415,152
Swaps* — 238 — 238
Forward Currency Exchange
Contracts — 3,187 — 3,187
Futures Contracts* 13 — — 13
Total $ 18,289 $ 399,636 $ — $ 418,590
Liabilities
Swaps* $ — $ 958 $ — $ 958
Forward Currency Exchange
Contracts — 5,458 — 5,458
Futures Contracts* 10 — — 10
Total $ 10 $ 6,416 $ — $ 6,426
1
Includes Convertible Bonds, Corporate Bonds, Government Bonds and U.S. Government
Agency Obligations (Excluding Mortgage-Backed).
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F192-054Q1 03/26